Other disclosures - Risk Management and Principal Risks (Tables)	6 Months Ended
Jun. 30, 2018
Risk management and principal risks
Loans and advances at amortised cost by stage
	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net exposure
As at 30.06.18	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	132,186	25,841	3,070	161,097	148	1,393	1,206	2,747	158,350
Barclays International	21,838	7,145	1,709	30,692	253	1,176	1,219	2,648	28,044
Head Office	6,774	734	944	8,452	11	56	299	366	8,086
Total Barclays Group retail	160,798	33,720	5,723	200,241	412	2,625	2,724	5,761	194,480
Barclays UK	23,759	3,861	1,215	28,835	21	66	143	230	28,605
Barclays International	87,161	9,703	1,468	98,332	122	262	495	879	97,453
Head Office	436	-	46	482	13	-	40	53	429
Total Barclays Group wholesale	111,356	13,564	2,729	127,649	156	328	678	1,162	126,487
Total loans and advances at amortised cost	272,154	47,284	8,452	327,890	568	2,953	3,402	6,923	320,967

Off-balance sheet loan commitments and financial guarantee contracts	-	-	-	332,539	-	-	-	289
Total[1]				660,429				7,212

	As at 30.06.18				Half year ended 30.06.18
	Coverage ratio				Loan impairment charge and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate[2]
	%	%	%	%	£m		bps
Barclays UK	0.1	5.4	39.3	1.7	360		45
Barclays International	1.2	16.5	71.3	8.6	339		223
Head Office	0.2	7.6	31.7	4.3	9		21
Total Barclays Group retail	0.3	7.8	47.6	2.9	708		71
Barclays UK	0.1	1.7	11.8	0.8	55		38
Barclays International	0.1	2.7	33.7	0.9	(177)		(36)
Head Office	3.0	-	87.0	11.0	(16)		(669)
Total Barclays Group wholesale	0.1	2.4	24.8	0.9	(138)		(22)
Total loans and advances at amortised cost	0.2	6.2	40.3	2.1	570		35

Other financial assets subject to impairment						1
Total						571

  Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (1 January 2018: £128.1bn) and impairment allowance of £9m (1 January 2018: £9m).
  H118 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 01.01.18	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	129,837	25,798	3,152	158,787	142	1,310	1,142	2,594	156,193
Barclays International	22,427	7,051	1,466	30,944	292	1,298	1,080	2,670	28,274
Head Office	6,498	1,596	952	9,046	8	62	294	364	8,682
Total Barclays Group retail	158,762	34,445	5,570	198,777	442	2,670	2,516	5,628	193,149
Barclays UK	22,835	3,880	1,092	27,807	25	88	114	227	27,580
Barclays International	75,331	11,128	2,345	88,804	139	349	694	1,182	87,622
Head Office	8,689	139	74	8,902	2	5	58	65	8,837
Total Barclays Group wholesale	106,855	15,147	3,511	125,513	166	442	866	1,474	124,039
Total loans and advances at amortised cost	265,617	49,592	9,081	324,290	608	3,112	3,382	7,102	317,188

Off-balance sheet loan commitments and financial guarantee contracts				334,573				420
Total				658,863				7,522

	Coverage ratio
	Stage 1	Stage 2	Stage 3	Total
As at 01.01.18%		%	%	%
Barclays UK	0.1	5.1	36.2	1.6
Barclays International	1.3	18.4	73.7	8.6
Head Office	0.1	3.9	30.9	4.0
Total Barclays Group retail	0.3	7.8	45.2	2.8
Barclays UK	0.1	2.3	10.4	0.8
Barclays International	0.2	3.1	29.6	1.3
Head Office	-	3.6	78.4	0.7
Total Barclays Group wholesale	0.2	2.9	24.7	1.2
Total loans and advances at amortised cost	0.2	6.3	37.2	2.2

Loans and advances at amortised cost, by product
		Stage 2
As at 30.06.18	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	127,940	15,793	1,920	907	18,620	2,521	149,081
Credit cards, unsecured loans and other retail lending	39,933	13,976	718	582	15,276	3,671	58,880
Corporate loans	104,281	12,398	406	584	13,388	2,260	119,929
Total	272,154	42,167	3,044	2,073	47,284	8,452	327,890

Impairment Allowance
Home loans	44	77	16	13	106	334	484
Credit cards, unsecured loans and other retail lending	408	2,069	197	243	2,509	2,462	5,379
Corporate loans	116	313	11	14	338	606	1,060
Total	568	2,459	224	270	2,953	3,402	6,923

Net exposure
Home loans	127,896	15,716	1,904	894	18,514	2,187	148,597
Credit cards, unsecured loans and other retail lending	39,525	11,907	521	339	12,767	1,209	53,501
Corporate loans	104,165	12,085	395	570	13,050	1,654	118,869
Total	271,586	39,708	2,820	1,803	44,331	5,050	320,967

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.8	1.4	0.6	13.2	0.3
Credit cards, unsecured loans and other retail lending	1.0	14.8	27.4	41.8	16.4	67.1	9.1
Corporate loans	0.1	2.5	2.7	2.4	2.5	26.8	0.9
Total	0.2	5.8	7.4	13.0	6.2	40.3	2.1

As at 01.01.18
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	125,224	17,108	1,612	604	19,324	2,425	146,973
Credit cards, unsecured loans and other retail lending	40,482	13,562	702	502	14,766	3,544	58,792
Corporate loans	99,911	14,534	407	561	15,502	3,112	118,525
Total	265,617	45,204	2,721	1,667	49,592	9,081	324,290

Impairment Allowance
Home loans	38	77	10	13	100	326	464
Credit cards, unsecured loans and other retail lending	441	2,086	203	245	2,534	2,291	5,266
Corporate loans	129	444	22	12	478	765	1,372
Total	608	2,607	235	270	3,112	3,382	7,102

Net exposure
Home loans	125,186	17,031	1,602	591	19,224	2,099	146,509
Credit cards, unsecured loans and other retail lending	40,041	11,476	499	257	12,232	1,253	53,526
Corporate loans	99,782	14,090	385	549	15,024	2,347	117,153
Total	265,009	42,597	2,486	1,397	46,480	5,699	317,188

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.6	2.2	0.5	13.4	0.3
Credit cards, unsecured loans and other retail lending	1.1	15.4	28.9	48.8	17.2	64.6	9.0
Corporate loans	0.1	3.1	5.4	2.1	3.1	24.6	1.2
Total	0.2	5.8	8.6	16.2	6.3	37.2	2.2

Movement in total impairment allowance and provisions

	Stage 1	Stage 2	Stage 3	Total
	Impairment allowance	Impairment allowance	Impairment allowance	Impairment allowance
	£m	£m	£m	£m
Opening balance as at 01.01.18	741	3,371	3,410	7,522
Movement in impairment				676
New financial assets originated or purchased	202	82	69	353
Changes to impairment allowance including transfers between stages and repayments[1]	(263)	(352)	938	323
Assets derecognised due to write-offs	-	-	(986)	(986)
Closing balance as at 30.06.18	680	3,101	3,431	7,212

Reconciliation of movement to impairment charge/(release) for the period
Movement excluding assets derecognised due to write-offs				676
Recoveries post write-offs				(68)
Exchange and other adjustments[2]				(37)
Impairment charge for the period				571

1 Change to impairment allowance includes the impacts of transfers between stages, changes made to parameters (such as probability of default, exposure at default and loss given default), changes in macroeconomic variables, drawdowns, repayments and other movements.

2 Includes movement in impairment allowance on other assets, cash collateral and settlement balances.